Share-based payments - Disclosure of Expense from Equity (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	€ 1,349	€ 1,360
BSPCE
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	25	27
BSA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	0	0
OSA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	343	147
AGA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	€ 982	€ 1,186